OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US $ millions)	Note	Dec 31, 2018	Dec 31, 2017
Defined benefit pension asset	10	$4	$2
Unrealized monetary hedge gain	18	—	1
Other		1	—
		$5	$3